Consolidated Statement of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Other Comprehensive Income
Net Income / (loss) for the year	$ 104,569,295	$ 112,491,919	$ (34,127,728)
Components of Other Comprehensive Income that will not be reclassified to profit or loss
Revaluation Losses of property, plant and equipment	(4,991,822)	(4,559,159)	(5,686,459)
Income tax	1,747,138	1,595,705	1,990,257
Net revaluation surplus of property, plant and equipment	(3,244,684)	(2,963,454)	(3,696,202)
Loss from equity instruments at fair value through other comprehensive income	(237,164)	(1,532,967)	(318,756)
Income tax	83,007	536,539	111,567
Net Income loss from equity instruments at fair value through other comprehensive income	(154,157)	(996,428)	(207,189)
Total Other Comprehensive Income that will not be reclassified to profit or loss	(3,398,841)	(3,959,882)	(3,903,391)
Components of Other Comprehensive Income that may be reclassified to profit or loss
Income/(loss) from financial instruments at fair value through other comprehensive income	(15,586,166)	16,050,658	(6,887,223)
Income tax	5,693,335	(5,851,324)	2,502,270
Net (loss)/income from financial instruments at fair value through other comprehensive income	(9,892,831)	10,199,334	(4,384,953)
Foreign currency translation adjustment	1,001,627	964,381	414,014
Foreign currency translation adjustment for the fiscal year	1,001,627	964,381	414,014
Other Comprehensive (loss)/income that may be reclassified to profit or loss	(8,891,204)	11,163,715	(3,970,939)
Other Comprehensive (loss)/income	(12,290,045)	7,203,833	(7,874,330)
Other comprehensive (loss)/income attributable to parent company	(12,274,629)	7,195,601	(7,865,999)
Other comprehensive (loss)/income attributable to non-controlling interest	(15,416)	8,232	(8,331)
Comprehensive Income / (loss)	92,279,250	119,695,752	(42,002,058)
Comprehensive Income / (loss) for the year attributable to owners of the parent company	92,218,748	119,596,120	(41,956,701)
Comprehensive Income / (loss) for the year attributable to non-controlling interest	$ 60,502	$ 99,632	$ (45,357)